Debt, textuals 3(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 27,700
Long-term Debt, Maturities, Repayments of Principal in Year Two	37,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	37,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	63,200
Long-term Debt, Maturities, Repayments of Principal in Year Five	184,600
Long-term Debt, Maturities, Repayments of Principal after Year Five	24,800
Total debt outstanding	$ 374,300	$ 384,970